Insurance Contracts - Summary of Insurance Contract Assets and Insurance Contract Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Death Insurance
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Net Insurance contract assets	₩ 0	₩ 0
Net Insurance contract liabilities	14,687,315	12,184,805
Net insurance contract liabilities	14,687,315	12,184,805
Reinsurance contract assets	81	455
Reinsurance contract liabilities	18,022	14,913
Net reinsurance contract assets (liabilities)	(17,941)	(14,458)
Health Insurance
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Net Insurance contract assets	0	0
Net Insurance contract liabilities	579,725	449,459
Net insurance contract liabilities	579,725	449,459
Reinsurance contract assets	0	(90)
Reinsurance contract liabilities	16,265	17,275
Net reinsurance contract assets (liabilities)	(16,265)	(17,365)
Pension Savings
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Net Insurance contract assets	0	0
Net Insurance contract liabilities	7,431,564	6,992,772
Net insurance contract liabilities	7,431,564	6,992,772
Reinsurance contract assets	0	0
Reinsurance contract liabilities	0	0
Net reinsurance contract assets (liabilities)	0	0
Variable Life Insurance
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Net Insurance contract assets	0	0
Net Insurance contract liabilities	6,644,117	6,565,561
Net insurance contract liabilities	6,644,117	6,565,561
Reinsurance contract assets	0	0
Reinsurance contract liabilities	0	0
Net reinsurance contract assets (liabilities)	0	0
Life Insurance Compound
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Net Insurance contract assets	0	0
Net Insurance contract liabilities	0	0
Net insurance contract liabilities	0	0
Reinsurance contract assets	2,442	5,545
Reinsurance contract liabilities	0	0
Net reinsurance contract assets (liabilities)	2,442	5,545
Long Term Non-life Insurance
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Net Insurance contract assets	265,762	219,782
Net Insurance contract liabilities	22,838,534	20,429,882
Net insurance contract liabilities	22,572,772	20,210,100
Reinsurance contract assets	492,051	442,280
Reinsurance contract liabilities	122	0
Net reinsurance contract assets (liabilities)	491,929	442,280
General Non-life Insurance
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Net Insurance contract assets	10,429	9,858
Net Insurance contract liabilities	1,327,191	1,505,850
Net insurance contract liabilities	1,316,762	1,495,992
Reinsurance contract assets	831,272	957,040
Reinsurance contract liabilities	21,857	3,842
Net reinsurance contract assets (liabilities)	809,415	953,198
Automobile Non-life Insurance
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Net Insurance contract assets	0	0
Net Insurance contract liabilities	2,145,366	2,224,924
Net insurance contract liabilities	2,145,366	2,224,924
Reinsurance contract assets	6,953	10,513
Reinsurance contract liabilities	0	0
Net reinsurance contract assets (liabilities)	6,953	10,513
Overseas Non-life Insurance
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Net Insurance contract assets	0	0
Net Insurance contract liabilities	209,889	264,737
Net insurance contract liabilities	209,889	264,737
Reinsurance contract assets	164,348	226,689
Reinsurance contract liabilities	0	0
Net reinsurance contract assets (liabilities)	₩ 164,348	₩ 226,689